Condensed Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME:
Loans receivable	$ 3,970	$ 4,422	$ 8,051	$ 9,063	$ 17,644	$ 20,043
Investment securities:
Taxable	56	94	110	273	386	1,858
Nontaxable	293	309	606	577	1,232	823
Other	138	152	271	275	537	348
Total interest income	4,457	4,977	9,038	10,188	19,799	23,072
INTEREST EXPENSE:
Deposits	817	1,097	1,663	2,318	4,322	6,351
Other borrowings	13	30	26	63	100	331
Total interest expense	830	1,127	1,689	2,381	4,422	6,682
NET INTEREST INCOME	3,627	3,850	7,349	7,807	15,377	16,390
PROVISION FOR LOAN LOSSES		6		22	22	859
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	3,627	3,844	7,349	7,785	15,355	15,531
NONINTEREST INCOME:
Net gain (loss) on sales and calls of investment securities		542		542	542	(439)
Deposit fee income	802	977	1,572	2,071	3,951	4,857
Earnings on life insurance policies	200	194	398	387	790	769
Gain on sale of loans	263	220	459	418	923	661
Other	75	73	164	274	381	446
Total noninterest income	1,340	2,006	2,593	3,692	6,587	6,294
NONINTEREST EXPENSES:
Salaries and employee benefits	2,804	2,709	5,482	5,584	11,024	11,365
Net occupancy expense	608	619	1,226	1,309	2,554	2,601
Real estate owned, net	45	(258)	(51)	(292)	717	19,194
FDIC insurance	170	291	341	589	1,048	1,378
Supervisory assessments	53	75	107	150	295	341
Data processing	397	787	733	1,263	2,058	1,579
Professional fees	151	192	410	590	963	1,087
Advertising and public relations	74	69	144	139	258	342
Postage and supplies	108	160	217	292	487	512
Other	473	497	946	952	1,783	2,460
Total noninterest expenses	4,883	5,141	9,555	10,576	21,187	40,859
INCOME (LOSS) BEFORE INCOME TAXES	84	709	387	901	755	(19,034)
INCOME TAX	0
NET INCOME (LOSS)	84	709	387	901	755	(19,034)
PREFERRED STOCK DIVIDENDS, ACCRETION OF DISCOUNTAND GAIN ON REDEMPTION OF PREFERRED STOCK						(10,500)
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS					755	(8,534)
Basic earnings per common share (in Dollars per share)	$ 0.00	$ 0.04	$ 0.02	$ 0.05	$ 0.04	$ (0.67)
Diluted earnings per common share (in Dollars per share)	$ 0.00	$ 0.03	$ 0.02	$ 0.04
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
Unrealized holding (losses) gains arising during the period	(857)	197	(932)	258	407	2,779
Reclassification adjustments for gain included in net income		(542)		(542)	(542)	439
COMPREHENSIVE INCOME (LOSS)	$ (773)	$ 364	$ (545)	$ 617	$ 620	$ (15,816)